Expense Example - FidelityGrowthStrategiesFund-KPRO - FidelityGrowthStrategiesFund-KPRO - Fidelity Growth Strategies Fund - Fidelity Growth Strategies Fund - Class K	Jan. 29, 2024 USD ($)
Expense Example:
1 year	$ 65
3 years	205
5 years	357
10 years	$ 798